Financial instruments - Measurement of fair values (Details) - CAD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets [Abstract]
Cash and cash equivalents		$ 918,382	$ 1,062,431	$ 711,528
Short-term investments		24,985	0
Derivative assets		45,605	10,504
Accounts receivable		204,980	328,044
Investments in equity securities	[1]	43,873	24,408
Financial assets		1,237,825	1,425,387
Financial liabilities [Abstract]
Accounts payable and accrued liabilities		233,649	181,799
Lease obligation		7,951	12,869
Derivative liabilities		4,733	12,524
Long-term debt		995,541	996,718
Financial liabilities		1,241,874	1,203,910
Net		(4,049)	221,477
Foreign currency contracts [Member]
Financial assets [Abstract]
Derivative assets		45,605	8,191
Financial liabilities [Abstract]
Derivative liabilities		4,733	12,524
Interest rate contracts [member]
Financial assets [Abstract]
Derivative assets		0	2,313
Financial liabilities [Abstract]
Derivative liabilities		0	0
Fair value through profit or loss [member]
Financial liabilities [Abstract]
Financial liabilities		4,733	12,524
Net		40,872	(2,020)
Fair value through profit or loss [member] | Foreign currency contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities		4,733	12,524
Fair value through profit or loss [member] | Interest rate contracts [member]
Financial liabilities [Abstract]
Derivative liabilities		0	0
Financial liabilities at amortised cost category [Member]
Financial liabilities [Abstract]
Accounts payable and accrued liabilities		233,649	181,799
Lease obligation		7,951	12,869
Long-term debt		995,541	996,718
Financial liabilities		1,237,141	1,191,386
Net		(88,794)	199,089
Fair value through profit or loss [member]
Financial assets [Abstract]
Financial assets		45,605	10,504
Fair value through profit or loss [member] | Foreign currency contracts [Member]
Financial assets [Abstract]
Derivative assets		45,605	8,191
Fair value through profit or loss [member] | Interest rate contracts [member]
Financial assets [Abstract]
Derivative assets		0	2,313
Financial assets at amortised cost category [Member]
Financial assets [Abstract]
Cash and cash equivalents		918,382	1,062,431
Short-term investments		24,985	0
Accounts receivable		204,980	328,044
Financial assets		1,148,347	1,390,475
Financial liabilities [Abstract]
Net		(88,794)	199,089
Investments in equity instruments measured at FVOCI [Member]
Financial assets [Abstract]
Investments in equity securities		43,873	24,408
Financial assets		43,873	24,408
Financial liabilities [Abstract]
Net		$ 43,873	$ 24,408

[1]

At January 1, 2018, Cameco designated the investments shown below as equity securities at FVOCI because these equity securities represent investments that the Company intends to hold for the long term for strategic purposes . There were no dividends recognized on any of these investments during the year.